Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Sweden ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Saab AB, Class B	172,497	$3,782,187
Banks — 8.8%
Skandinaviska Enskilda Banken AB, Class A	854,585	11,857,976
Svenska Handelsbanken AB, Class A	785,497	8,169,489
Swedbank AB, Class A	457,218	8,956,451
		28,983,916
Biotechnology — 0.9%
Swedish Orphan Biovitrum AB(a)	105,445	2,925,897
Building Products — 6.1%
Assa Abloy AB, Class B	539,772	16,577,568
Nibe Industrier AB, Class B(b)	816,146	3,462,811
		20,040,379
Capital Markets — 1.8%
EQT AB	200,517	6,079,123
Commercial Services & Supplies — 1.0%
Securitas AB, Class B	264,856	3,356,265
Communications Equipment — 3.7%
Telefonaktiebolaget LM Ericsson, Class B	1,495,965	12,154,297
Construction & Engineering — 1.2%
Skanska AB, Class B	183,259	3,826,175
Diversified Telecommunication Services — 1.1%
Telia Co. AB	1,270,545	3,725,065
Electronic Equipment, Instruments & Components — 2.9%
Hexagon AB, Class B	1,118,095	9,532,066
Entertainment — 11.9%
Spotify Technology SA(a)	82,499	39,348,723
Financial Services — 9.8%
Industrivarden AB, Class A	65,453	2,150,324
Industrivarden AB, Class C	86,434	2,832,894
Investor AB, Class B	932,116	25,574,024
L E Lundbergforetagen AB, Class B	40,929	1,985,981
		32,543,223
Health Care Equipment & Supplies — 0.6%
Getinge AB, Class B	123,183	1,928,831
Hotels, Restaurants & Leisure — 2.4%
Evolution AB(c)	91,264	7,963,724
Household Products — 2.7%
Essity AB, Class B	328,416	9,046,617
Industrial Conglomerates — 1.8%
Investment AB Latour, Class B	79,735	2,026,426
Lifco AB, Class B	125,538	3,814,363
		5,840,789
Machinery — 29.5%
Alfa Laval AB	155,813	6,638,947
Atlas Copco AB, Class A	1,446,535	23,124,440
Atlas Copco AB, Class B	840,585	11,887,336
Epiroc AB, Class A	354,901	6,469,950
Security	Shares	Value
Machinery (continued)
Epiroc AB, Class B	210,014	$3,465,098
Indutrade AB	147,150	3,759,054
Sandvik AB	574,200	10,627,395
SKF AB, Class B	183,582	3,529,570
Trelleborg AB, Class B	114,733	3,795,085
Volvo AB, Class A	107,838	2,701,226
Volvo AB, Class B	855,444	21,306,937
		97,305,038
Metals & Mining — 1.3%
Boliden AB	147,295	4,398,306
Paper & Forest Products — 1.8%
Holmen AB, Class B	41,049	1,548,056
Svenska Cellulosa AB SCA, Class B	326,606	4,247,920
		5,795,976
Real Estate Management & Development — 1.6%
Fastighets AB Balder, Class B(a)	356,926	2,750,396
Sagax AB, Class B	118,348	2,622,510
		5,372,906
Specialty Retail — 1.3%
H & M Hennes & Mauritz AB, Class B	305,056	4,234,492
Trading Companies & Distributors — 2.2%
AddTech AB, Class B	139,969	3,853,313
Beijer Ref AB, Class B	207,284	3,270,281
		7,123,594
Wireless Telecommunication Services — 0.9%
Tele2 AB, Class B	294,379	3,091,533
Total Long-Term Investments — 96.4% (Cost: $358,164,358)		318,399,122
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	3,366,122	3,367,805
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	200,000	200,000
Total Short-Term Securities — 1.1% (Cost: $3,568,539)		3,567,805
Total Investments — 97.5% (Cost: $361,732,897)		321,966,927
Other Assets Less Liabilities — 2.5%		8,264,168
Net Assets — 100.0%		$330,231,095

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Sweden ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,368,753 (a)	$—	$(214)	$(734)	$3,367,805	3,366,122	$3,554 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	70,000 (a)	—	—	—	200,000	200,000	1,498	—
				$(214)	$(734)	$3,567,805		$5,052	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Stockholm 30 Index	508	12/20/24	$11,745	$(314,862)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,216,855	EUR	2,906,980	Standard Chartered Bank	12/20/24	$142,649
EUR	191,106	USD	207,864	Standard Chartered Bank	12/20/24	(5,764)
SEK	32,759,248	USD	3,177,645	Standard Chartered Bank	12/20/24	(168,600)
USD	1,547,261	SEK	16,886,168	Standard Chartered Bank	12/20/24	(3,790)
						(178,154)
						$(35,505)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Sweden ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$54,412,770	$263,986,352	$—	$318,399,122
Short-Term Securities
Money Market Funds	3,567,805	—	—	3,567,805
	$57,980,575	$263,986,352	$—	$321,966,927
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$142,649	$—	$142,649
Liabilities
Equity Contracts	—	(314,862)	—	(314,862)
Foreign Currency Exchange Contracts	—	(178,154)	—	(178,154)
	$—	$(350,367)	$—	$(350,367)

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.